SCHEDULE OF GOODWILL (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Intangible Asset, Goodwill and Other [Abstract]
Goodwill, gross	$ 16,856,871	$ 131,483,596	$ 69,517,007
Less: accumulated impairment
Goodwill, net	$ 16,856,871	$ 131,483,596	$ 69,517,007